Reporting entity (Details) $ / shares in Units, $ in Thousands		1 Months Ended							6 Months Ended	12 Months Ended
	Jul. 31, 2021 USD ($)	Mar. 31, 2022 $ / shares	Feb. 28, 2022 USD ($) item	Jan. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Jul. 31, 2021 item	Feb. 28, 2021 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2021 USD ($) item
Disclosure Of Reporting Entity [Line Items]
Issuance of share capital, net of issuance costs | $										$ 205,394
Repayment / repurchase of borrowings | Tranches C and D (Series 1 and 2 Notes)
Disclosure Of Reporting Entity [Line Items]
Repayment of debt | $										434,000
Agreements after reporting period
Disclosure Of Reporting Entity [Line Items]
Capacity of the container vessels chartered				7,000
Period of charter the vessels				8 years
Annulaized charter hire costs per vessel | $				$ 14,000
Number of vessels delivered				3
Initial public offering
Disclosure Of Reporting Entity [Line Items]
Dividends distributed | $					$ 299,000	$ 237,000
Dividends distributed per ordinary share | $ / shares					$ 2.50	$ 2.00
Additional distribution of dividend approved, per ordinary share | $ / shares		$ 17.00
Additional distribution of dividend approved | $										$ 2,036,000
Navios Maritime Partners L.P. | Agreements after reporting period
Disclosure Of Reporting Entity [Line Items]
Number of container vessels chartered			13
Period of charter the vessels			5 years
Number of secondhand vessels out of vessels chartered			5
Navios Maritime Partners L.P. | Agreements after reporting period | Minimum
Disclosure Of Reporting Entity [Line Items]
Annulaized charter hire costs per vessel | $			$ 13,000
Navios Maritime Partners L.P. | Agreements after reporting period | Maximum
Disclosure Of Reporting Entity [Line Items]
Annulaized charter hire costs per vessel | $			$ 15,000
Navios Maritime Partners L.P. | Agreements after reporting period | First and second quarters of 2022 | Minimum
Disclosure Of Reporting Entity [Line Items]
Capacity of the container vessels chartered			3,500
Navios Maritime Partners L.P. | Agreements after reporting period | First and second quarters of 2022 | Maximum
Disclosure Of Reporting Entity [Line Items]
Capacity of the container vessels chartered			4,360
Navios Maritime Partners L.P. | Agreements after reporting period | Period between third quarter of 2023 and fourth quarter of 2024
Disclosure Of Reporting Entity [Line Items]
Number of container vessels chartered			8
Capacity of the container vessels chartered			5,300
Strategic Charter Agreement | Seaspan
Disclosure Of Reporting Entity [Line Items]
Number of container vessels chartered								10
Capacity of the container vessels chartered								15,000
Period of charter the vessels								12 years
Total charter periods, secured option to elect later								15 years
Annulaized charter hire costs per vessel | $								$ 17,000
Additional Strategic Charter Agreement | Seaspan
Disclosure Of Reporting Entity [Line Items]
Number of container vessels chartered							10
Capacity of the container vessels chartered							7,000
Number of optional additional container vessels chartered							5
Annulaized charter hire costs per vessel | $	$ 13,000
Vessels and Equipment Acquisitions Agreements
Disclosure Of Reporting Entity [Line Items]
Number of container vessels purchased										8
Purchases of containers, total agreement | $										$ 898,000
Purchases of vessels, total agreement | $										355,000
Aggregate cost of containers recorded | $										$ 819,000
Aggregate cost of vessels recorded | $									$ 102,000
Number of vessels delivered									3
Vessels and Equipment Acquisitions Agreements | Minimum
Disclosure Of Reporting Entity [Line Items]
Capacity of the container vessels chartered										1,100
Vessels and Equipment Acquisitions Agreements | Maximum
Disclosure Of Reporting Entity [Line Items]
Capacity of the container vessels chartered										4,250